Equity Method and Other Investments - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Equity Method And Other Investments [Line Items]
Credit loss valuation allowance for available-for-sale debt securities	$ 0.0	$ 63.0
Unrealized gain (loss) on available-for-sale debt securities		$ 2.0
IndiaCo
Schedule Of Equity Method And Other Investments [Line Items]
Guarantees	$ 0.4
Guaranty, shares pledged (in shares)	8,467,347
ChinaCo | Affiliated Entity
Schedule Of Equity Method And Other Investments [Line Items]
Guarantees	$ 4.0
Commitment To Fund
Schedule Of Equity Method And Other Investments [Line Items]
Commitment	$ 18.0